Consolidated Statement of Changes in Equity - USD ($)	Issued Capital	Equity compensation reserve	Foreign currency translation reserve	Accumulated losses	Total
Balance at Jun. 30, 2021	$ 39,213,794	$ 5,293,019		$ (42,528,729)	$ 1,978,084
Loss after income tax benefit for the half-year				(14,472,222)	(14,472,222)
Other comprehensive income for the half-year, net of tax			(2,280)		(2,280)
Total comprehensive income for the half-year			(2,280)	(14,472,222)	(14,474,502)
Transactions with owners in their capacity as owners:
Performance rights exercised	556,500	(556,500)
Options exercised	1,665,668	(490,767)			1,174,901
Ordinary shares - NASDAQ	16,674,963	31,820			16,706,783
Costs of capital raising - NASDAQ	(2,856,323)				(2,856,323)
Repayment of notes	3,125,964				3,125,964
Service providers	935,238				935,238
Employees / Directors		6,434,344			6,434,344
Balance at Dec. 31, 2021	59,315,804	10,711,916	(2,280)	(57,000,951)	13,024,489
Balance at Jun. 30, 2022	61,822,859	9,338,100		(62,605,572)	8,555,387
Loss after income tax benefit for the half-year				(3,906,271)	(3,906,271)
Other comprehensive income for the half-year, net of tax			7,347		7,347
Total comprehensive income for the half-year			7,347	(3,906,271)	(3,898,924)
Shares issued for Vertica acquisition	180,000				180,000
Shares issued for Wellteq acquisition	1,673,631				1,673,631
Capital raising	(178,286)				(178,286)
Transactions with owners in their capacity as owners:
Performance rights exercised	8,305,200	(8,305,200)
Balance at Dec. 31, 2022	$ 71,803,404	$ 1,032,900	$ 7,347	$ (66,511,843)	$ 6,331,808